INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Recognized deferred income tax assets (liabilities)
	December 31, 2021	December 31, 2020
Non-capital loss carryforwards	$2,969	$5,384
Mineral properties	(2,379)	(3,073)
Mineral property investments	(590)	(2,311)
Total	$-	$-

Deferred income tax assets
	December 31, 2021	December 31, 2020
Non-capital loss carryforwards	$50,144	$49,232
Investment in Treasury Metals	20,497	14,188
Investment in PC Gold	14,430	-
Investment in Big Ridge	694	-
Silver Stream derivative liability	8,927	5,882
Investment tax credits	5,209	5,119
Other	1,432	3,936
Undeducted financing costs	1,398	1,874
Property and equipment	986	807
Mineral properties	2,404	174
Capital loss carryforwards	16,267	82
Total	$122,388	$81,294